STOCK-BASED COMPENSATION (Details) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended			28 Months Ended
	Jul. 05, 2017	Jan. 01, 2017	Jul. 31, 2017	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Apr. 30, 2015	Mar. 31, 2015
Stock options
Maximum aggregate number of shares reserved for issuance during term of employee stock purchase plan								6,585,224			6,585,224
Stock-based compensation (in dollars)					$ 1,000,000		$ 1,200,000		$ 3,600,000	$ 3,600,000	$ 5,063,000	$ 4,666,000	$ 2,730,000
Stock Options
Stock options
Granted (in shares)									1,439,463		333,250
Expected term									10 years		10 years
Options to purchase common stock outstanding (in shares)					3,972,998	3,972,998		3,193,785	3,972,998		3,193,785	3,253,310		3,972,998
Vesting period									48 months		48 months
Expected volatility (as a percent)											111.00%	116.00%	124.00%
Expected life											5 years 11 months 27 days	6 years	6 years 11 days
Expected dividend yield (as a percent)											0.00%	0.00%	0.00%
Stock option modification (in dollars)					$ 24,000				$ 24,000
Maximum | Stock Options
Stock options
Risk-free interest rate (as a percent)											1.52%	1.89%	2.06%
2007 Plan
Stock options
Shares available for future grants								0			0
Expected term											10 years
Options to purchase common stock outstanding (in shares)					46,476	46,476		150,207	46,476		150,207			46,476
2007 Plan | Stock Options
Stock options
Expected term									10 years
2010 Plan
Stock options
Shares available for future grants					322,355	322,355		322,355	322,355		322,355			322,355
Granted (in shares)								0						0
Expected term											10 years
Options to purchase common stock outstanding (in shares)					1,670,171	1,670,171		1,821,487	1,670,171		1,821,487			1,670,171
2010 Plan | Stock options
Stock options
Expected term									10 years
2015 Plan
Stock options
Shares authorized for issuance					4,322,355	4,322,355		4,322,355	4,322,355		4,322,355			4,322,355	4,000,000
Expected term											10 years
Options to purchase common stock outstanding (in shares)					2,256,351	2,256,351		1,222,085	2,256,351		1,222,085			2,256,351
2015 Plan | Stock options
Stock options
Expected term									10 years
Employee Stock Purchase Plan
Stock options
Shares authorized for issuance																187,500
Percentage of outstanding shares reserved for future issuance									1.00%		1.00%
Increase in shares of common stock reserved for issuance (in shares)									50,000		50,000
Maximum aggregate number of shares reserved for issuance during term of employee stock purchase plan					253,021	253,021	220,771	1,250,000	253,021	220,771	1,250,000			253,021
Offering Period									6 months		6 months
Stock issued under ESPP (in shares)			9,764	7,986
Stock-based compensation (in dollars)					$ 3,000		$ 12,000		$ 16,000	$ 39,000	$ 46,000	$ 41,000
Employee Stock Purchase Plan | Maximum
Stock options
Maximum aggregate number of shares reserved for issuance during term of employee stock purchase plan					1,250,000	1,250,000			1,250,000					1,250,000
Plan Non-Employee Consultant | Stock Options
Stock options
Granted (in shares)	325,000
Stock-based compensation (in dollars)					$ 25,000				$ 25,000
Fair value of options granted (in dollars)	$ 764,000
Requisite service period	4 years
Non-vested options outstanding (in shares)					325,000	325,000			325,000					325,000
Expected volatility (as a percent)						108.50%
Risk-free interest rate (as a percent)						2.30%
Expected life						9 years 9 months 18 days
Expected dividend yield (as a percent)						0.00%
Stock options accelerated vesting (as a percent)						25.00%
Plan Non-Employee Consultant | Vesting period one | First anniversary of service | Stock Options
Stock options
Vesting (as a percent)	25.00%
Plan Non-Employee Consultant | Vesting period two | Ratably each month of remaining 36 months | Stock Options
Stock options
Requisite service period	36 months
Common Stock
Stock options
Stock issued under ESPP (in shares)									17,750		16,729
ASU 2016-09
Stock options
Cumulative effect adjustment (in dollars)		$ 155,000